MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.2 - Schedule 2

Client Name:
Client Project Name:	MSRM 2025-RPL1
Start - End Dates:	9/11/2018
Deal Loan Count:	1

Loan Level Tape Compare Upload

Loans in Report	1
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
9603730	XXXXXX	Bankruptcy Chapter	No	7
9603730	XXXXXX	Minimum Rate	5.350	3.500
9603730	XXXXXX	Next Rate Change Date	XXXXXX	XXXXXX
9603730	XXXXXX	Origination Date	XXXXXX	XXXXXX
9603730	XXXXXX	Periodic Rate Cap	5.000	2.000

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